TAXES ON INCOME - Summary of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 642	$ 325	$ 284
Domestic	131	115	232
Foreign	511	210	52
Total	$ 642	$ 325	$ 284